Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances And Transactions
NOTE 15:- RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with the related parties:

	December 31,
	2020	2019
Trade Receivable	$1,146	$1,043

Long term deferred revenues	$3,500	$3,500

b.	Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018
Revenues (net revenues)	$(12,014)	$1,002	$51

During the years ended December 31, 2018, 2019 and 2020 the Company earned $51, $1,002 and $(12,014) respectively, in revenues (net revenues) from the sale of services and goods to a shareholder (also refer to Note 2h).
As of December 31, 2018, December 31, 2019 and December 31, 2020, the Company recorded receivables of $35, $1,043 and $1,146, respectively from the same shareholder mentioned above in connection with the revenues earned, included as Trade Receivable on the accompanying consolidated balance sheets. The receivables were collected in the ordinary course of business.
As of December 31, 2018, December 31, 2019 and December 31, 2020, the Company recorded deferred revenue of $1.3 million, $3.5 million and $3.5 million, respectively, from the same shareholder mentioned above in connection with the revenues earned, included as Long Term Deferred Revenue on the accompanying consolidated balance sheets.